Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value Measurements

The fair value of financial instruments measured on a recurring basis as of September 30, 2025 consisted of the following:

	Fair Value Measurements as of September 30, 2025
Description	Level 1	Level 2	Level 3	Total
Warrant liabilities	$757,620	$-	$-	$757,620
Liabilities subject to fair value measurements are as follows:
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$1,449,000	$—	$—	$1,449,000

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

The following table provides a roll-forward of changes for financial instruments measured at fair value on a recurring basis for the nine months ended September 30, 2025:

Amount
Warrant Liabilities
Balance as of December 31, 2024	$1,449,000
Gain on change in fair value of warrant liabilities	(691,380)
Extinguishment of warrant liabilities upon settlement	-
Balance as of September 30, 2025	$757,620

Heliogen, Inc. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value Measurements

The Company’s Public and Private Warrants are measured at fair value on a recurring basis summarized in the following table by fair value measurement level:

$ in thousands	Level	June 30, 2025	December 31, 2024
Liabilities:
Public Warrants (1)	1	$50	$34
Private Warrants (1)	2	1	1
(1)	Included in other long-term liabilities on the consolidated balance sheets.

Private Warrants. The fair value of the Private Warrants approximates the fair value of the Public Warrants due to the existence of similar redemption provisions. As a result, the Company has determined that the fair value of the Private Warrants at a specific date would be similar to that of the Public Warrants, and thus the fair value is determined by using the closing price of the Public Warrants, which was $0.006 as of June 30, 2025.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

		December 31,
$ in thousands	Level	2024	2023
Assets:
Investments	1	$—	$12,386
Liabilities:
Public Warrants(1)	1	$34	$97
Private Warrants(1)	2	1	3
(1)	Included in other long-term liabilities on the consolidated balance sheets.

Schedule of Reconciliation of Level 3 Fair Value Liabilities	The following table summarizes the activities of our Level 3 fair value measurement for the year ended December 31, 2023:
($ in thousands)
Balance as of December 31, 2022	$353
Change in fair value(1)	(353)
Balance as of December 31, 2023	$—
(1)	The changes in the fair value of the contingent consideration are included in other income, net on our consolidated statements of operations.